10. WARRANTS (Details - Warrant activity) (Warrant [Member], USD $)	6 Months Ended
	Jun. 30, 2014	Dec. 31, 2012
Warrant [Member]
Number of shares
Warrants outstanding, beginning balance	2,187,101	2,187,101
Granted	85,365,628
Exercised	0
Canceled or expired	0
Warrants outstanding, ending balance	87,552,719	2,187,101
Weighted Average Exercise Price Per Share
Warrants outstanding, beginning balance	$ 0.10	$ 0.10
Granted	$ 0.01
Warrants outstanding, ending balance	$ 0.01	$ 0.10